SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]

NOTE 12 – SHARE CAPITAL

Authorized

The Company is authorized to issue an unlimited number of common voting shares, an unlimited number of first preferred shares issuable in series, and an unlimited number of second preferred shares issuable in series. No preferred shares have been issued and the terms of preferred shares have not been defined.

In January 2018, the Company renounced $523,000 flow-through funds to investors, using the look-back rule. The Company expects to fully spend the flow-through funds during 2018 and a deferred income tax recovery of $93,000 will be recognized on settlement of flow-through shares liability.

In December 2017, the Company renounced $149,000 flow-through funds to investors, using the general rule. The flow-through funds had been fully spent by December 31, 2017. As a result of renunciation, a deferred income tax recovery of $21,000 was recognized on settlement of the flow-through shares liability.

In December 2017, the Company completed a private placement and 8,633,166 common shares were issued at a price of $0.075 per share for gross proceeds of $647,000 and an additional 5,738,665 flow-through shares were issued for gross proceeds of $523,000 ( 5,091,165 at $0.09 per share and 647,500 at $0.10 per share). The Company paid finders’ fees of $51,000 and other costs of $24,000 related to this offering. 946,667 of the common shares were issued at $0.075 per share to certain creditors of the Company to settle the amounts owing to them.

In October 2017, the Company completed a private placement and 42,297,400 common shares were issued at a price of $0.06 per share for gross proceeds of $2,538,000 and additional 2,128,571 flow-through shares were issued at a price of $0.07 per share for gross proceeds of $149,000. The Company paid finders’ fees of $41,000 and other costs of $23,000 related to this offering. 21,924,067 of the common shares were issued at $0.06 per share to Directors and Officers of the Company (17,967,644) and certain creditors of the Company (3,956,423) to settle the amounts owing to them.

In June and July 2016, the Company completed a dual tranche private placement and 8,298,333 common shares were issued at a price of $0.12 per share for total gross proceeds of $995,800. The Company paid finders’ fees of $18,000 and other costs of $29,000 related to this offering. Directors and Officers of the Company purchased 3,600,000 common shares of this offering.